Variable Interest Entities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)
Variable Interest Entities
Carrying amount of loans and investments before reserves related to VIEs	$ 2,652,538
Loan loss reserves related to VIEs	62,783	$ 83,712	$ 86,762	$ 115,487
Assets:
Restricted cash	139,398	29,315
Loans and investments, net	2,579,127	1,695,732
Due from related party	688	1,465
Other assets	62,264	53,588
Total assets	3,625,945	2,970,786
Liabilities:
Collateralized loan obligations	1,418,422	728,441
Commercial Real Estate Debt Fund	68,084
Other liabilities	99,813	86,163
Total liabilities	2,761,389	2,223,748
CLOs and Debt Fund
Assets:
Restricted cash	138,736	15,542
Loans and investments, net	1,836,744	957,528
Due from related party	24
Other assets	13,987	6,982
Total assets	1,989,491	980,052
Liabilities:
Collateralized loan obligations	1,418,422	728,441
Commercial Real Estate Debt Fund	68,084
Other liabilities	2,046	1,646
Total liabilities	$ 1,488,552	$ 730,087
Unconsolidated VIEs
Variable Interest Entities
Number of VIEs where the reporting entity is not VIE's primary beneficiary and VIEs have variable interest | item	21
Carrying Amount	$ 355,200
Carrying amount of loans and investments before reserves related to VIEs	161,800
Loan loss reserves related to VIEs	61,100
Exposure to real estate debt	2,190,000
Unconsolidated VIEs | CDO bond and CMBS investments
Variable Interest Entities
Carrying Amount	321,171
Unconsolidated VIEs | B Piece bonds
Variable Interest Entities
Carrying Amount	27,837
Unconsolidated VIEs | Interest-only Securities (Agency IOs) under the SBL Program
Variable Interest Entities
Carrying Amount	4,051
Unconsolidated VIEs | Equity investments
Variable Interest Entities
Carrying Amount	$ 2,141